Other investments	12 Months Ended
Dec. 31, 2025
Disclosure of information about unconsolidated structured entities controlled by investment entity [abstract]
Other investments

22. Other investments

Non-current	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2025 Total £m	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2024 Total £m
1 January	843	257	1,100	931	206	1,137
Exchange adjustments	(73)	(17)	(90)	4	4	8
Additions	97	56	153	70	38	108
Net fair value movements through OCI	157	–	157	(107)	–	(107)
Net fair value movements through profit or loss	–	(27)	(27)	–	29	29
Disposals	(236)	(20)	(256)	(55)	(20)	(75)
31 December	788	249	1,037	843	257	1,100
Non-current other investments comprise non-current equity investments which are recorded at fair value at each balance sheet date. For investments traded in an active market, the fair value is determined by reference to the relevant stock exchange quoted bid price. For other investments, the fair value is estimated by management with reference to relevant available information, including the current market value of similar instruments, recent financing rounds and discounted cash flows of the underlying net assets. Other investments include listed investments of £592 million (2024: £646 million).
GSK has elected to designate the majority of its equity investments as measured at fair value through other comprehensive income. The most significant of these investments held at 31 December 2025 were in Wave Life Sciences Ltd, which had a fair value at 31 December 2025 of £231 million (2024: £165 million) and Crispr Therapeutics AG which had a fair value at
31 December 2025 of £126 million (2024: £101 million). The other investments include equity stakes in companies with which
GSK has research collaborations and in companies which provide access to biotechnology developments of potential interest.
On disposal of equity investments measured at FVTOCI, the accumulated fair value movements are reclassified from the fair value reserve to retained earnings. Investments measured at FVTOCI with a fair value of £236 million (2024: £55 million) were disposed of during the year. The cumulative loss on these investments after tax was £66 million (2024: profit of £14 million).
Certain other investments, such as investments in funds with limited lives and investments acquired with an intention to sell, are measured at fair value through profit or loss. The most significant of these investments held at 31 December 2025 was SR One
Capital Fund I-B, LP which had a fair value at 31 December 2025 of £120 million (2024: £135 million).